Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Shares of Common Stock	Preferred Stock Series A USD ($)	Common Stock and Additional Paid in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income USD ($)
Balance at Dec. 31, 2008	$ 41,552		$ 0	$ 42,815	$ (1,708)	$ 445
Balance, shares at Dec. 31, 2008		3,419,736
Net income (loss)	2,416				2,416
Other comprehensive income (loss):
Net unrealized income on securities available for sale	648					648
Total comprehensive income (loss)	3,064
Stock option compensation	60			60
Dividend on preferred stock	(377)				(377)
Accretion of preferred stock discount			132		(132)
Issuance of preferred stock, 11,000 shares	10,382		10,382
Issuance of common stock warrants	618			618
Balance at Dec. 31, 2009	55,299		10,514	43,493	199	1,093
Balance, shares at Dec. 31, 2009		3,419,736
Net income (loss)	(418)				(418)
Other comprehensive income (loss):
Net unrealized income on securities available for sale	(481)					(481)
Total comprehensive income (loss)	(899)
Stock option compensation	32			32
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			192		(192)
Balance at Dec. 31, 2010	53,882		10,706	43,525	(961)	612
Balance, shares at Dec. 31, 2010		3,419,736
Net income (loss)	2,218				2,218
Other comprehensive income (loss):
Net unrealized income on securities available for sale	(287)					(287)
Total comprehensive income (loss)	1,931
Dividend on preferred stock	(551)				(551)
Accretion of preferred stock discount			215		(215)
Other	1				1
Balance at Dec. 31, 2011	$ 55,263		$ 10,921	$ 43,525	$ 492	$ 325
Balance, shares at Dec. 31, 2011		3,419,736